Company's Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2016
GameNow.net (Hong Kong) Limited ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-01
Place of incorporation	Hong Kong
Legal Ownership	100.00%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-06
Place of incorporation	PRC
Legal Ownership	100.00%
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2003-10
Place of incorporation	Hong Kong
Legal Ownership	100.00%
China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-02
Place of incorporation	PRC
Legal Ownership	100.00%
The9 Digital Entertainment Ltd. ("9 Dream")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-07
Place of incorporation	Hong Kong
Legal Ownership	100.00%
China The9 Interactive (Beijing) Limited ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-03
Place of incorporation	PRC
Legal Ownership	100.00%
Jiu Jing Era Information Technology (Beijing) Limited ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-04
Place of incorporation	PRC
Legal Ownership	100.00%
JiuTuo (Shanghai) Information Technology Limited ("JiuTuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-07
Place of incorporation	PRC
Legal Ownership	100.00%
China Crown Technology Limited ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Legal Ownership	100.00%
Asian Development Limited ("Asian Development")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-01
Place of incorporation	Hong Kong
Legal Ownership	100.00%
Asian Way Development Limited ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Legal Ownership	100.00%
New Star International Development Limited ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-01
Place of incorporation	Hong Kong
Legal Ownership	100.00%
Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-06
Place of incorporation	USA
Legal Ownership	34.71%
Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-04
Place of incorporation	Singapore
Legal Ownership	34.71%
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-06
Place of incorporation	USA
Legal Ownership	100.00%
Shanghai Jiu Chang Investment Co., Ltd. (Jiu Chang)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2014-12
Place of incorporation	PRC
Legal Ownership	100.00%
City Channel Ltd. ("City Channel")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2006-06
Place of incorporation	Hong Kong
Legal Ownership	100.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-09
Place of incorporation	PRC
Shanghai MengxiangHulian Digital Technology Co., Ltd. ("MengxiangHulian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-12
Place of incorporation	PRC
Legal Ownership	20.00%
Shanghai Fire Wing Information Technology Co., Ltd. ("Shanghai Fire Wing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-01
Place of incorporation	PRC
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-07
Place of incorporation	PRC
Legal Ownership	80.00%
Shanghai The9 Education Software Technology Co., Ltd. ("The9 Education")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-05
Place of incorporation	PRC
Legal Ownership	70.00%
Beijing Chuan Yun Interactive Network Technology Co., Ltd. ("Chuan Yun")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2014-02
Place of incorporation	PRC
Legal Ownership	100.00%
Hangzhou Firerain Network Technology Co. Ltd. ("HZFirerain")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-10
Place of incorporation	PRC
Legal Ownership	100.00%
Shanghai ShencaiChengjiu Information Technology co., Ltd. ("SH Shencai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2015-05
Place of incorporation	PRC
Legal Ownership	100.00%
Shanghai Wenhu Network Technology Co., Ltd. ("Shanghai Wenhu")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2015-11
Place of incorporation	PRC
Legal Ownership	80.00%
Wuxi Chuang You Technology Co., Ltd. ("Chuang You")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2015-07
Place of incorporation	PRC
Legal Ownership	100.00%
Wuxi Interest Dynamic Network Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2016-06
Place of incorporation	PRC
Legal Ownership	100.00%
Changsha Quxiang Network Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2016-06
Place of incorporation	PRC
Legal Ownership	100.00%
Shanghai Yuyou Network Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2016-12
Place of incorporation	PRC
Legal Ownership	80.00%
Silver Express Investments Ltd. ("Silver Express")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Legal Ownership	100.00%